Earnings Per Share	3 Months Ended
Jan. 31, 2020
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Earnings Per Share

NOTE 17:  EARNINGS PER SHARE

Basic earnings per share is calculated by dividing net income attributable to common shareholders by the weighted-average number of common shares outstanding for the period.

Diluted earnings per share is calculated using the same method as basic earnings per share except that certain adjustments are made to net income attributable to common shareholders and the weighted-average number of shares outstanding for the effects of all dilutive potential common shares that are assumed to be issued by the Bank.

The following table presents the Bank's basic and diluted earnings per share for the three months ended January 31.

Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except as noted)	For the three months ended
	January 31 2020	January 31 2019
Basic earnings per share
Net income attributable to common shareholders	$2,922	$2,332
Weighted-average number of common shares outstanding (millions)	1,810.9	1,833.1
Basic earnings per share (Canadian dollars)	$1.61	$1.27
Diluted earnings per share
Net income attributable to common shareholders	$2,922	$2,332
Net income available to common shareholders including impact of dilutive securities	2,922	2,332
Weighted-average number of common shares outstanding (millions)	1,810.9	1,833.1
Effect of dilutive securities Stock options potentially exercisable (millions)[1]	2.7	3.1
Weighted-average number of common shares outstanding – diluted (millions)	1,813.6	1,836.2
Diluted earnings per share (Canadian dollars)[1]	$1.61	$1.27

[1]

For the three months ended January 31, 2020, no outstanding options were excluded from the computation of diluted earnings per share. For the three months ended January 31, 2019, the computation of diluted earnings per share excluded average options outstanding of 1.8 million with a weighted-average exercise price of $72.64, as the option price was greater than the average market price of the Bank's common shares.